Related Party Transactions (Details) - Related Party - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions
Administrative expenses	$ 12,500	$ 0
Loan payable			$ 10,000
Carried interest			6.00%